FAIR VALUE OF ASSETS AND LIABILITIES (Details) - COP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Assets
Debt instruments at fair value		$ 329,258	$ 375,395
Derivative financial instruments		1,902,955	1,843,708
Loans and advances to customers and financial institutions, net		171,353,348	163,583,285
Investment property		1,992,964	1,732,873
Investments in associates	[1]	1,894,024	1,710,969
Total		236,088,113	220,076,482
Liabilities
Deposits by customers		157,205,312	142,128,471
Interbank deposits		1,363,679	1,374,222
Repurchase agreements and other similar secured borrowing	[2]	1,313,737	2,315,555
Derivative financial instruments		1,860,812	1,295,070
Borrowings from other financial institutions		13,959,343	16,337,964
Preferred shares		584,204	583,997
Debt securities in issue		19,921,515	20,287,233
Total		207,282,494	193,421,257
Carrying amount
Assets
Debt securities at amortized cost		4,018,724	3,481,928
Derivative financial instruments		1,902,955	1,843,708
Equity securities at fair value		1,228,424	1,639,948
Loans and advances to customers and financial institutions, net		171,353,348	163,583,285
Investment property		1,992,964	1,732,873
Investments in associates	[3]	1,249,818	1,119,973
Total		193,321,839	185,641,314
Liabilities
Deposits by customers		157,205,312	142,128,471
Interbank deposits		1,363,679	1,374,222
Repurchase agreements and other similar secured borrowing		1,313,737	2,315,555
Derivative financial instruments		1,860,812	1,295,070
Borrowings from other financial institutions		13,959,343	16,337,964
Preferred shares		584,204	583,997
Debt securities in issue		19,921,515	20,287,233
Total		196,208,602	184,322,512
Carrying amount | Financial assets at fair value through profit or loss, category
Assets
Debt instruments at fair value		7,670,749	8,909,861
Carrying amount | Financial assets at fair value through other comprehensive income, category
Assets
Debt instruments at fair value		3,904,857	3,329,738
Fair Value
Assets
Debt securities at amortized cost		4,011,398	3,461,616
Derivative financial instruments		1,902,955	1,843,708
Equity securities at fair value		1,228,424	1,639,948
Loans and advances to customers and financial institutions, net		174,326,657	167,551,429
Investment property		1,992,964	1,732,873
Investments in associates	[3]	1,249,818	1,119,973
Total		196,287,822	189,589,146
Liabilities
Deposits by customers		158,235,896	142,860,996
Interbank deposits		1,363,679	1,374,222
Repurchase agreements and other similar secured borrowing		1,313,737	2,315,555
Derivative financial instruments		1,860,812	1,295,070
Borrowings from other financial institutions		13,959,343	16,337,964
Preferred shares		673,564	602,597
Debt securities in issue		20,966,755	20,759,456
Total		198,373,786	185,545,860
Fair Value | Financial assets at fair value through profit or loss, category
Assets
Debt instruments at fair value		7,670,749	8,909,861
Fair Value | Financial assets at fair value through other comprehensive income, category
Assets
Debt instruments at fair value		$ 3,904,857	$ 3,329,738

[1]	Composition December 31, 2019 December 31, 2018In millions of COPInvestments in associates (1) 1,894,024 1,710,969Investments in Joint ventures 473,733 438,610Total 2,367,757 2,149,579As of December 31, 2019 and 2018, the amount includes investments in associates at fair value for COP 1,249,818 and COP 1,119,973, respectively and investments in associates at equity method value for COP 644,206 COP 590,996 respectively. See Note 30 Fair value of assets and liabilities.
[2]	Total repo liabilities have maturities of less than 30 days.
[3]	December 31, 2019December 31, 2018CarryingFairCarryingFair amount Value amount ValueIn millions of COPAssetsDebt instruments at fair value through profit or loss 7,670,749 7,670,749 8,909,861 8,909,861Debt instruments at fair value through OCI 3,904,857 3,904,857 3,329,738 3,329,738Debt instruments at amortized cost 4,018,724 4,011,398 3,481,928 3,461,616Derivative financial instruments 1,902,955 1,902,955 1,843,708 1,843,708Equity securities at fair value 1,228,424 1,228,424 1,639,948 1,639,948Loans and advances to customers and financial institutions, net 171,353,348 174,326,657 163,583,285 167,551,429Investment property 1,992,964 1,992,964 1,732,873 1,732,873Investments in associates (1) 1,249,818 1,249,818 1,119,973 1,119,973Total 193,321,839 196,287,822 185,641,314 189,589,146LiabilitiesDeposits by customers 157,205,312 158,235,896 142,128,471 142,860,996Interbank deposits 1,363,679 1,363,679 1,374,222 1,374,222Repurchase agreements and other similar secured borrowing 1,313,737 1,313,737 2,315,555 2,315,555Derivative financial instruments 1,860,812 1,860,812 1,295,070 1,295,070Borrowings from other financial institutions 13,959,343 13,959,343 16,337,964 16,337,964Preferred shares 584,204 673,564 583,997 602,597Debt instruments in issue 19,921,515 20,966,755 20,287,233 20,759,456Total 196,208,602 198,373,786 184,322,512 185,545,860It corresponds investments in associates P.A Viva Malls. See Note 8 Investments in associates and joint ventures